USAA Short-Term Bond Fund
USAA SHORT-TERM BOND FUND Fund Shares, Institutional Shares, and Adviser Shares SUPPLEMENT DATED DECEMBER 14, 2015 TO THE FUND'S PROSPECTUS DATED DECEMBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectus for the USAA Short-Term Bond Fund (the Fund). Please review this important information carefully.

The purpose of this Supplement is to revise the Fund’s average annual total returns.

Effective as of the date of this Supplement, the average annual total returns table found on page 6 of the Fund’s prospectus is hereby deleted in its entirety and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS For Periods Ended December 31, 2014
Average Annual Total Returns - USAA Short-Term Bond Fund		1 Year	5 Years	10 Years	Since Inception		Inception Date
Fund Shares | Return Before Taxes		1.66%	2.78%	3.74%	none
Fund Shares | Return After Taxes on Distributions		0.90%	1.84%	2.48%	none
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares		0.95%	1.78%	2.42%	none
Institutional Shares							Aug. 01, 2008
Institutional Shares | Return Before Taxes		1.68%	2.94%	none	3.86%
Adviser Shares							Aug. 01, 2010
Adviser Shares | Return Before Taxes		1.46%	none	none	2.03%
Adviser Shares | Barclays 1-3 Government/Credit Index (reflects no deduction for fees, expenses, or taxes)		0.77%	1.41%	2.85%	2.09%	[1]
Adviser Shares | Barclays 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes)	[2]	1.12%	2.42%	3.61%	3.37%	[1]
Adviser Shares | Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)		0.99%	2.33%	2.77%	2.74%	[1]
[1]	The performance of the Barclays 1-3 Government/Credit Index, Barclays 1-3 Year Credit Index, and the Lipper Short Investment Grade Debt Funds Index is calculated from the end of the month, July 31, 2008, while the inception date of the Institutional Shares is August 1, 2008. There may be a slight variation in performance because of the difference. The average annual total returns for the Barclays 1-3 Government/Credit Index, Barclays 1-3 Year Credit Index, and Lipper Short Investment Grade Debt Funds Index from July 31, 2010, through December 31, 2014, were 1.06%, 2.04% and 1.82%, respectively. The performance of the Barclays 1-3 Government/Credit Index, Barclay 1-3 Year Credit Index, and Lipper Short Investment Grade Debt Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference.
[2]	As of December 1, 2015, the Barclays 1-3 Year Credit Index replaces the Barclays 1-3 Government/Credit Index as the Fund's broad-based securities market index as it more closely represents the securities held in the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE. 98463-1215